VESSELS AND EQUIPMENT, NET (Details) $ in Thousands		12 Months Ended
	Mar. 16, 2020 USD ($)	Dec. 31, 2020 USD ($) vessels	Dec. 31, 2019 USD ($) vessels	Dec. 31, 2018 USD ($)	Aug. 31, 2019 suezmax_tanker_vessel_type
Property, Plant and Equipment [Line Items]
Net carrying value, beginning balance		$ 2,579,905
Property, Plant and Equipment, Acquisition		663,683
Depreciation		(138,770)	$ (117,850)	$ (122,566)
Net carrying value, ending balance		$ 3,307,144	$ 2,579,905
Number of vessels EGCS installed on | vessels		7	9
Number of vessels BWTS installed on | vessels		7	5
Assets Under Sale and Purchase Agreement
Property, Plant and Equipment [Line Items]
Transfers from Newbuildings	$ 651,800
Trafigura | Assets Under Sale and Purchase Agreement
Property, Plant and Equipment [Line Items]
Number of assets agreed to acquire | suezmax_tanker_vessel_type					10
Vessels and Equipment
Property, Plant and Equipment [Line Items]
Balance, beginning of period		$ 3,013,506	$ 2,808,356	2,577,293
Accumulated depreciation beginning balance		(433,601)	(331,601)	(235,163)
Net carrying value, beginning balance		2,579,905	2,476,755	2,342,130
Transfers from Newbuildings		162,221	166,121	230,596
Additions		28,461	39,029	467
Depreciation		(127,126)	(102,000)	(96,438)
Balance, end of period		3,867,871	3,013,506	2,808,356
Accumulated depreciation ending balance		(560,727)	(433,601)	(331,601)
Net carrying value, ending balance		$ 3,307,144	$ 2,579,905	$ 2,476,755